Average Annual Total Returns - FidelityFlexMunicipalIncomeFund-PRO - FidelityFlexMunicipalIncomeFund-PRO - Fidelity Flex Municipal Income Fund	Mar. 01, 2024
Fidelity Flex Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	7.25%
Past 5 years	2.41%
Since Inception	2.18%	[1]
Fidelity Flex Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.25%
Past 5 years	2.39%
Since Inception	2.17%	[1]
Fidelity Flex Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.40%
Past 5 years	2.39%
Since Inception	2.22%	[1]
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Since Inception	2.09%	[1]

[1]	AFrom October 12, 2017.